INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of associates [abstract]
Disclosure of detailed information about carrying value of investments in associates [Table Text Block]

	ALPHA-CANNABIS	EVIANA HEALTH	HYASYNTH
	PHARMA GMBH	CORPORATION	BIOLOGICALS INC.
	(A)	(B)	(C)	TOTAL
Participating share (1)	25.0%	19.9%	43.4%
Balance, August 31, 2018	$—	$—	$—	$—
Additions	3,408	5,000	5,000	13,408
Transaction costs	160	73	89	322
Distributions	—	(374)	—	(374)
Share of net loss	(50)	(734)	(477)	(1,261)
Impairment loss	—	(950)		(950)
Foreign currency translation gain (loss)	(22)	(15)	—	(37)
Balance, August 31, 2019	$3,496	$3,000	$4,612	$11,108
Share of net loss	(75)	—	(1,112)	(1,187)
Impairment loss	—	(3,000)	—	(3,000)
Elimination of proportionate share of transactions with associates	(14)	—	—	(14)
Foreign currency translation gain (loss)	94	—	—	94
Balance, August 31, 2020 (2)	$3,501	$—	$3,500	$7,001